Stockholders' Equity and Incentive Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation Resulting from Employee Incentive Share Arrangements

The following table presents stock-based compensation resulting from employee incentive share arrangements and is in the following line items in the accompanying audited consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011:

Years Ended December 31, (in thousands)	2013	2012	2011
Operating expense	$222	$87	$36
Sales and marketing	114	83	57
Research and development	345	100	25
General and administrative	253	233	47

Total stock-based compensation expense	$934	$503	$165

Nonvested Restricted Stock Unit Awards

A summary of the status of our non-vested restricted stock as of December 31, 2013 and related changes during the year ended December 31, 2013:

Restricted Stock:
Year ended December 31, 2013	Number of shares	Weighted average grant- date fair value (in dollars)
Restricted stock outstanding at January 1, 2013	7,895,692	$0.26
Restricted stock granted	1,062,945	$0.37
Restricted stock vested	(781,411)	$0.48
Restricted stock forfeited	(56,125)	$0.43
Restricted stock outstanding at December 31, 2013	8,121,101	$0.25

Restricted Stock [Member]
Summary of Grant-Date Fair Values of Restricted Stock Granted and Related Assumptions

The following table presents a summary of the grant-date fair values of restricted stock granted and the related assumptions:

Years Ended December 31,	2013	2012	2011
Grant-date fair value
Restricted Shares	$0.11 - $0.92	$0.18 - $1.88	$1.09
Risk-free interest rates	0.71% - 1.41%	0.72%	1.74%
Estimated volatility	50.0%	60.0%	60.0%
Expected life (in years)	5.0	5.0	5.0